Advances for Vessels Under Construction and Other Vessels' Costs (Details) $ in Thousands			6 Months Ended
	Mar. 02, 2026 USD ($) Contract Vessel t	Jan. 14, 2026 USD ($)	Jun. 30, 2026 USD ($) Intallment Contract
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Predelivery installments to shipyard			$ 65,768
Number of shipbuilding contracts signed | Contract			3
Predelivery Installments [Abstract]
Beginning balance			$ 43,314
Predelivery installments transfer to Vessels, net			(64,845)
Predelivery installments to shipyard			65,768
Ending balance			44,237
Capitalized Costs [Abstract]
Beginning balance			5,411
Capitalized costs transfer to Vessels, net			(3,908)
Predelivery capitalized costs			4,659
Ending balance			6,162
Total [Abstract]
Beginning balance			48,725
Total transfer to Vessels, net			(68,753)
Total predelivery installments to shipyard			65,768
Total predelivery capitalized costs			4,659
Ending balance			50,399
Hull 1597/ P. Marseille [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Reclassified to vessels, net		$ 68,753
Predelivery installments to shipyard			64,845
Predelivery capitalized interest			1,813
Predelivery other capitalized costs			2,095
Gross contract price		$ 45,000
Predelivery Installments [Abstract]
Predelivery installments to shipyard			64,845
Hulls 1627 and 1628 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Interest expense capitalized			376
Other construction related costs			3,273
Shipbuilding Construction Contracts [Member] | Hull 1597/ P. Marseille [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made			35,665
Interest expense capitalized			70
Other construction related costs			376
Reclassified to vessels, net			68,753
Shipbuilding Construction Contracts [Member] | Suezmax Tankers [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Number of shipbuilding contracts signed | Contract	2
Number of hulls being constructed | Vessel	2
DWT | t	158,000
Gross contract price	$ 81,500
Purchase price percentage of vessel payable upon steel cutting milestone	10.00%
Purchase price percentage of vessel payable upon keel laying milestone	10.00%
Purchase price percentage of vessel payable upon launch of vessel milestone	10.00%
Purchase price percentage of vessel payable upon delivery	55.00%
Shipbuilding Construction Contracts [Member] | Hull 1627 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made			$ 12,225
Expected hull delivery date			October 2028
Shipbuilding Construction Contracts [Member] | Hull 1628 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made			$ 12,225
Expected hull delivery date			May 2029
Shipbuilding Construction Contracts [Member] | Hull 1624 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment made			$ 5,653
Number of installments paid | Intallment			3
Shipbuilding Construction Contracts [Member] | Hull 1624, 1627 and 1628 [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Other construction related costs			$ 564